Assets/Liabilities for Insurance Contracts - Summary of debts with producers (Detail) - ARS ($) $ in Thousands	Dec. 31, 2021	Dec. 31, 2020
Disclosure Of Debts With Producers [Abstract]
Checking Account—Producers	$ 104,984	$ 92,425
Fees for Premiums Receivable	472,659	440,333
Production Expenses Payable	12,725	28,238
Total	$ 590,368	$ 560,996